EQUITY OFFERINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES

30.	EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES

Golar Partners

The following table summarizes the issuances of common units of Golar Partners:

				Public Offering
Date	Number of Common Units Issued[1]	Number of Common Units Issued to the Company	Offering Price	Gross Proceeds (in thousands of $)[2]	Net Proceeds (in thousands of $)	Company's Ownership in Golar Partners after the Offering[3]
April 2011 (IPO)	13,800,000	9,327,254	$22.50	310,500	287,795	65.4%
July 2012	6,325,000	969,305	$30.95	188,485	187,138	57.5%
November 2012	4,300,000	1,524,590	$30.50	131,150	129,981	54.1%

[1] Pertains to common units issued by Golar Partners to the public.
[2] Gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3] Includes the general partner interest of the Company in Golar Partners.

The following table summarizes the sale of the Company's vessel interests to Golar Partners since its IPO:

	2012		2011
(in millions of $)	Golar Grand	NR Satu	Golar Freeze
Sales price	176.8	388.0	231.3
Less: Net assets transferred	(43.1)	(255.7)	(65.5)
Excess of sales price over net assets transferred	133.7	132.3	165.8
Additions to Golar's stockholders' equity and noncontrolling interest	88.3	85.8	96.7

These transactions were deemed to be concluded between entities under common control accordingly, no gain or loss was recognized by the Company.

Golar Freeze

On October 19, 2011, the Company sold its 100% ownership interest in certain subsidiaries which own and operate the Golar Freeze and hold the secured bank debt to Golar Partners. The purchase consideration was $330 million for the vessel and $9 million of working capital adjustments net of the assumed bank debt of $108.0 million, resulting in total purchase consideration of approximately $231.3 million of which $222.3 million was financed by vendor financing from Golar.

NR Satu

On July 19, 2012, the Company sold its equity interests in certain subsidiaries which own and operate the NR Satu to Golar Partners. The purchase consideration was $385 million for the vessel and working capital adjustments of $3.0 million, resulting in total purchase consideration of approximately $388 million of which $230 million was financed from the proceeds of the July 2012 equity offering and $155 million vendor financing from Golar.

Golar Grand

On November 8, 2012, the Company sold its equity interests in subsidiaries which lease and operate the Golar Grand. The purchase consideration was $265 million for the vessel and working capital adjustments of $2.6 million, net of the assumed capital lease obligation of $90.8 million, resulting in total purchase consideration of $176.8 million which was principally financed from the proceeds of the November 2012 equity offering.

Golar LNG Energy Limited ("Golar Energy")

In August 2009, the Company completed a private placement offering of its subsidiary, Golar Energy for 59.8 million new common shares (including 4.8 million shares issued upon the exercise of the underwriter's overallotment option) at a price of $2 per share, for net proceeds of $115.4 million which has been recorded as an increase in stockholders' equity.  As a result of the offering the Company's ownership in Golar Energy was reduced to 68%.

In connection with the private placement, 12 million warrants were issued by Golar Energy to private investors.  Each warrant gave the holder the right to subscribe for warrants for one share in Golar Energy at a price of $2 per share.  In December 2010, 9.4 million warrants were exercised and the remainder cancelled, resulting in an increase in the Company's stockholders' equity of $18.8 million.
Between April 2011 to June 2011, the Company in a series of piecemeal acquisitions acquired an additional 92.3 million shares, representing a 38.9% interest in Golar Energy, to bring its ownership interest to 100%.  Of the 92.3 million shares acquired, 70.3 million (76%), were exchanged for newly issued shares in Golar, where the seller received one share in Golar for every 6.06 Golar Energy shares held, thereby increasing the Company's share capital by $11.6 million and share premium of $340 million.  The new Golar LNG shares were effectively issued for $30.30 per share.  The remaining Golar Energy shares were acquired at a price of approximately $5 per share.  As a result of these transactions, non-controlling interest of $129.4 million was eliminated and the difference between the non-controlling interest and consideration paid was recognized as a reduction in additional paid in capital of $336.2 million.  On July 4, 2011, Golar Energy was delisted from the Norwegian stock exchange, Oslo Axess.
In connection with the above transactions described above, in May 2011, the remaining outstanding 5.4 million options in Golar Energy were cancelled and exchanged for options in Golar.